--------------------------------------------------------------------------------

                               ENDEAVOR PLATINUM
                                VARIABLE ANNUITY

                           The PFL Endeavor Platinum
                            Variable Annuity Account
                                 Annual Report
                               December 31, 1995



                        [LOGO OF PFL LIFE APPEARS HERE]

--------------------------------------------------------------------------------

Dear Valued Policyholder:

We are pleased to present the Annual Report of the PFL Endeavor Platinum Variable Annuity Account for the year ended December 31, 1995. This report contains information on the following subaccounts:

   Money Market
   Managed Asset Allocation
   T. Rowe Price International Stock
   Quest For Value Equity
   Quest For Value Small Cap
   U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Growth

In addition to the variable annuity report, reports of the underlying mutual fund portfolios are enclosed. These reports give you insight regarding the underlying investments in your variable annuity policy.

We are pleased that you have chosen the Endeavor Platinum Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

/s/ William L. Busler

William L. Busler
President
PFL Life Insurance Company

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT
REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The PFL Endeavor Platinum Variable Annuity Account (comprising, respectively, the Money Market, Managed Asset Allocation, T. Rowe Price International Stock, formerly Global Growth, Quest for Value Equity, Quest for Value Small Cap, U.S. Government Securities,
T. Rowe Price Equity Income, T. Rowe Price Growth Stock and Growth subaccounts) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1995 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The PFL Endeavor Platinum Variable Annuity Account at December 31, 1995, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                 Ernst & Young LLP

Des Moines, Iowa
February 6, 1996

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
December 31, 1995

                                                                       MANAGED
                                                             MONEY      ASSET
                                                             MARKET   ALLOCATION
                                                  TOTAL    SUBACCOUNT SUBACCOUNT
                                               ----------- ---------- ----------
ASSETS
Investments in mutual funds, at current
 market value:
 Endeavor Series Trust--Money Market
  Portfolio
  3,703,297.290 shares @ $1.00 (cost
  $3,703,297)................................  $ 3,703,297 3,703,297        --
 Endeavor Series Trust--Managed Asset
  Allocation Portfolio
  241,145.079 shares @ $16.28 (cost
  $3,589,645)................................    3,925,842       --   3,925,842
 Endeavor Series Trust--T. Rowe Price
  International Stock Portfolio
  302,560.318 shares @ $12.19 (cost
  $3,500,922)................................    3,688,210       --         --
 Endeavor Series Trust--Quest for Value
  Equity Portfolio
  263,661.125 shares @ $14.23 (cost
  $3,296,412)................................    3,751,898       --         --
 Endeavor Series Trust--Quest for Value Small
  Cap Portfolio
  237,805.033 shares @ $12.22 (cost
  $2,685,388)................................    2,905,978       --         --
 Endeavor Series Trust--U.S. Government
  Securities Portfolio
  261,403.765 shares @ $11.39 (cost
  $2,849,683)................................    2,977,389       --         --
 Endeavor Series Trust--T. Rowe Price Equity
  Income Portfolio
  175,758.069 shares @ $13.05 (cost
  $2,070,324)................................    2,293,643       --         --
 Endeavor Series Trust--T. Rowe Price Growth
  Stock Portfolio
  158,627.527 shares @ $13.72 (cost
  $1,997,939)................................    2,176,370       --         --
 WRL Series Fund, Inc.--Growth Portfolio
  192,952.355 shares @ $31.660740 (cost
  $5,446,116)................................    6,109,014       --         --
                                               ----------- ---------  ---------
 Total investments in mutual funds...........   31,531,641 3,703,297  3,925,842
                                               ----------- ---------  ---------
 Total Assets................................  $31,531,641 3,703,297  3,925,842
                                               =========== =========  =========
LIABILITIES AND CONTRACT OWNERS' EQUITY
Liabilities:
 Contract terminations payable...............  $     1,576        61        197
                                               ----------- ---------  ---------
 Total Liabilities...........................        1,576        61        197
Contract Owners' Equity:
 Deferred annuity contracts terminable by
  owners (Notes 2 and 5).....................   31,530,065 3,703,236  3,925,645
                                               ----------- ---------  ---------
                                               $31,531,641 3,703,297  3,925,842
                                               =========== =========  =========

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

  T. ROWE PRICE     QUEST      QUEST       U.S.    T. ROWE PRICE T. ROWE PRICE
  INTERNATIONAL   FOR VALUE  FOR VALUE  GOVERNMENT    EQUITY        GROWTH
      STOCK         EQUITY   SMALL CAP  SECURITIES    INCOME         STOCK       GROWTH
   SUBACCOUNT     SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
  -------------   ---------- ---------- ---------- ------------- ------------- ----------
          --            --         --         --           --            --          --
          --            --         --         --           --            --          --
    3,688,210           --         --         --           --            --          --
          --      3,751,898        --         --           --            --          --
          --            --   2,905,978        --           --            --          --
          --            --         --   2,977,389          --            --          --
          --            --         --         --     2,293,643           --          --
          --            --         --         --           --      2,176,370         --
          --            --         --         --           --            --    6,109,014
    ---------     ---------  ---------  ---------    ---------     ---------   ---------
    3,688,210     3,751,898  2,905,978  2,977,389    2,293,643     2,176,370   6,109,014
    ---------     ---------  ---------  ---------    ---------     ---------   ---------
    3,688,210     3,751,898  2,905,978  2,977,389    2,293,643     2,176,370   6,109,014
    =========     =========  =========  =========    =========     =========   =========
           92           121        126        108           95           103         673
    ---------     ---------  ---------  ---------    ---------     ---------   ---------
           92           121        126        108           95           103         673
    3,688,118     3,751,777  2,905,852  2,977,281    2,293,548     2,176,267   6,108,341
    ---------     ---------  ---------  ---------    ---------     ---------   ---------
    3,688,210     3,751,898  2,905,978  2,977,389    2,293,643     2,176,370   6,109,014
    =========     =========  =========  =========    =========     =========   =========

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 1995, Except as Noted

                                                                       MONEY
                                                                       MARKET
                                                           TOTAL     SUBACCOUNT
                                                         ----------  ----------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends.............................................. $  858,337    132,597
Expenses (Note 4):
 Administrative fee.....................................      4,340        363
 Mortality and expense risk charge......................    291,814     40,458
                                                         ----------  ---------
   Net investment income (loss).........................    562,183     91,776
                                                         ----------  ---------
NET REALIZED AND UNREALIZED CAPITAL GAIN FROM
 INVESTMENTS
Net realized capital gain (loss) from sales of
 investments:
 Proceeds from sales....................................  5,463,286  2,453,849
 Cost of investments sold...............................  5,170,349  2,453,849
                                                         ----------  ---------
Net realized capital gain (loss) from sales of
 investments............................................    292,937        --
                                                         ----------  ---------
Net change in unrealized appreciation/depreciation of
 investments:
 Beginning of period....................................    (99,307)       --
 End of period..........................................  2,391,915        --
                                                         ----------  ---------
   Net change in unrealized appreciation/depreciation of
    investments.........................................  2,491,222        --
                                                         ----------  ---------
   Net realized and unrealized capital gain from
    investments.........................................  2,784,159        --
                                                         ----------  ---------
INCREASE FROM OPERATIONS................................ $3,346,342     91,776
                                                         ==========  =========

/1/Period from January 20, 1995 (commencement of operations) to December 31,
1995
/2/Period from January 5, 1995 (commencement of operations) to December 31,
1995

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

   MANAGED     T. ROWE PRICE   QUEST      QUEST       U.S.     T. ROWE PRICE T. ROWE PRICE
    ASSET      INTERNATIONAL FOR VALUE  FOR VALUE  GOVERNMENT     EQUITY        GROWTH
  ALLOCATION       STOCK       EQUITY   SMALL CAP  SECURITIES     INCOME         STOCK       GROWTH
  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT/1/ SUBACCOUNT/2/ SUBACCOUNT
  ----------   ------------- ---------- ---------- ----------  ------------- ------------- ----------
    32,056         51,831      15,253     33,063      10,207          676         1,922      580,732
       778            893         454        297         211           23            21        1,300
    39,637         41,239      32,447     28,147      25,287       12,002        12,129       60,468
   -------        -------     -------    -------   ---------      -------       -------    ---------
    (8,359)         9,699     (17,648)     4,619     (15,291)     (11,349)      (10,228)     518,964
   -------        -------     -------    -------   ---------      -------       -------    ---------
   515,801        284,815     231,712    226,676   1,185,517       53,368        72,600      438,948
   456,128        295,875     188,777    218,687   1,098,971       47,128        59,586      351,348
   -------        -------     -------    -------   ---------      -------       -------    ---------
    59,673        (11,060)     42,935      7,989      86,546        6,240        13,014       87,600
   -------        -------     -------    -------   ---------      -------       -------    ---------
   (10,491)       (71,432)       (160)    10,289        (824)         --            --       (26,689)
   336,197        187,288     455,486    220,590     127,706      223,319       178,431      662,898
   -------        -------     -------    -------   ---------      -------       -------    ---------
   346,688        258,720     455,646    210,301     128,530      223,319       178,431      689,587
   -------        -------     -------    -------   ---------      -------       -------    ---------
   406,361        247,660     498,581    218,290     215,076      229,559       191,445      777,187
   -------        -------     -------    -------   ---------      -------       -------    ---------
   398,002        257,359     480,933    222,909     199,785      218,210       181,217    1,296,151
   =======        =======     =======    =======   =========      =======       =======    =========

--------------------------------------------------------------------------------

THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1995 and 1994, Except as Noted

                                                                              MANAGED            T. ROWE PRICE
                                                        MONEY                  ASSET             INTERNATIONAL
                                                        MARKET              ALLOCATION               STOCK
                                 TOTAL                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                         ----------------------  ---------------------  --------------------  --------------------
                            1995        1994        1995       1994       1995       1994       1995       1994
                         -----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
OPERATIONS
 Net investment income
  (loss)................ $   562,183     (3,370)     91,776     11,861     (8,359)    (4,384)     9,699     (6,379)
 Net realized capital
  gain (loss)...........     292,937      2,320         --         --      59,673        469    (11,060)    (1,436)
 Net change in
  unrealized
  appreciation/
  depreciation of
  investments...........   2,491,222    (99,307)        --         --     346,688    (10,491)   258,720    (71,432)
                         -----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
 Increase (decrease)
  from operations.......   3,346,342   (100,357)     91,776     11,861    398,002    (14,406)   257,359    (79,247)
                         -----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
CONTRACT TRANSACTIONS
 Net contract purchase
  payments..............  21,662,505  7,994,206   4,526,586  1,534,909  1,883,952  1,331,887  1,936,013  1,535,637
 Transfer payments from
  (to) other
  subaccounts...........     263,239        --   (1,773,778)    69,900    444,020    (14,187)   315,158    (97,952)
 Contract terminations,
  withdrawals, and other
  deductions............  (1,557,372)   (78,498)   (686,618)   (71,400)  (103,076)      (547)  (178,543)      (307)
                         -----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
 Increase from contract
  transactions..........  20,368,372  7,915,708   2,066,190  1,533,409  2,224,896  1,317,153  2,072,628  1,437,378
                         -----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
 Net increase in
  contract owners'
  equity................  23,714,714  7,815,351   2,157,966  1,545,270  2,622,898  1,302,747  2,329,987  1,358,131
                         -----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
CONTRACT OWNERS' EQUITY
 Beginning of period....   7,815,351        --    1,545,270        --   1,302,747        --   1,358,131        --
                         -----------  ---------  ----------  ---------  ---------  ---------  ---------  ---------
 End of period.......... $31,530,065  7,815,351   3,703,236  1,545,270  3,925,645  1,302,747  3,688,118  1,358,131
                         ===========  =========  ==========  =========  =========  =========  =========  =========

/1/Period from January 20, 1995 (commencement of operations) to December 31,
1995
/2/Period from January 5, 1995 (commencement of operations) to December 31,
1995

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

       QUEST                 QUEST               U.S.          T. ROWE PRICE T. ROWE PRICE
     FOR VALUE             FOR VALUE          GOVERNMENT          EQUITY        GROWTH
       EQUITY              SMALL CAP          SECURITIES          INCOME         STOCK           GROWTH
     SUBACCOUNT           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
 --------------------  ------------------  ------------------  ------------- ------------- --------------------
    1995       1994      1995      1994      1995      1994       1995/1/       1995/2/      1995       1994
 ---------    -------  ---------  -------  ---------  -------  ------------- ------------- ---------  ---------
   (17,648)    (2,196)     4,619   (2,031)   (15,291)  (1,552)     (11,349)      (10,228)    518,964      1,311
    42,935        275      7,989    1,312     86,546      (29)       6,240        13,014      87,600      1,729
   455,646       (160)   210,301   10,289    128,530     (824)     223,319       178,431     689,587    (26,689)
 ---------    -------  ---------  -------  ---------  -------    ---------     ---------   ---------  ---------
   480,933     (2,081)   222,909    9,570    199,785   (2,405)     218,210       181,217   1,296,151    (23,649)
 ---------    -------  ---------  -------  ---------  -------    ---------     ---------   ---------  ---------
 1,938,053    732,058  1,954,060  695,430  3,283,653  449,895    1,621,945     1,584,777   2,933,466  1,714,390
   735,365     18,200    135,312  (27,721)  (883,538)     --       459,377       444,858     386,465     51,760

  (149,466)    (1,285)   (82,679)  (1,029)   (66,486)  (3,623)      (5,984)      (34,585)   (249,935)      (307)
 ---------    -------  ---------  -------  ---------  -------    ---------     ---------   ---------  ---------
 2,523,952    748,973  2,006,693  666,680  2,333,629  446,272    2,075,338     1,995,050   3,069,996  1,765,843
 ---------    -------  ---------  -------  ---------  -------    ---------     ---------   ---------  ---------
 3,004,885    746,892  2,229,602  676,250  2,533,414  443,867    2,293,548     2,176,267   4,366,147  1,742,194
 ---------    -------  ---------  -------  ---------  -------    ---------     ---------   ---------  ---------
   746,892        --     676,250      --     443,867      --           --            --    1,742,194        --
 ---------    -------  ---------  -------  ---------  -------    ---------     ---------   ---------  ---------
 3,751,777    746,892  2,905,852  676,250  2,977,281  443,867    2,293,548     2,176,267   6,108,341  1,742,194
 =========    =======  =========  =======  =========  =======    =========     =========   =========  =========

--------------------------------------------------------------------------------
THE PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The PFL Endeavor Platinum Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The T. Rowe Price Equity Income Subaccount commenced operations on January 20, 1995. The T. Rowe Price Growth Stock Subaccount commenced operations on January 5, 1995. All other subaccounts commenced operations on July 5, 1994. Effective March 24, 1995, the names of the Global Growth Portfolio and Global Growth Subaccount were changed to T. Rowe Price International Stock Portfolio and T. Rowe Price International Stock Subaccount, respectively. The investment objective of the portfolio was changed from investment on a global basis to investment on an international basis (i.e. in non-U.S. companies). The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of PFL Life. The investment adviser for the WRL Series Fund, Inc. is Western Reserve Life Assurance Co of Ohio, an affiliate of PFL Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1995.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

2. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1995 follows:

                                                    ACCUMULATION
                                      ACCUMULATION      UNIT         TOTAL
SUBACCOUNT                             UNITS OWNED     VALUE     CONTRACT VALUE
----------                            ------------- ------------ --------------
Money Market......................... 3,516,158.473  $ 1.053205   $ 3,703,236
Managed Asset Allocation............. 3,313,507.707    1.184740     3,925,645
T. Rowe Price International Stock.... 3,606,823.400    1.022539     3,688,118
Quest for Value Equity............... 2,808,066.903    1.336071     3,751,777
Quest for Value Small Cap............ 2,577,504.165    1.127390     2,905,852
U.S. Government Securities........... 2,656,099.798    1.120922     2,977,281
T. Rowe Price Equity Income.......... 1,786,079.570    1.284124     2,293,548
T. Rowe Price Growth Stock........... 1,611,995.783    1.350045     2,176,267
Growth...............................   442,772.285   13.795672     6,108,341
                                                                  -----------
                                                                  $31,530,065
                                                                  ===========

--------------------------------------------------------------------------------

A summary of changes in contract owners' account units follows:

                                                                                               T. ROWE   T. ROWE
                                      MANAGED      T. ROWE     QUEST     QUEST       U.S.       PRICE     PRICE
                           MONEY       ASSET     PRICE INT'L FOR VALUE FOR VALUE  GOVERNMENT   EQUITY    GROWTH
                           MARKET    ALLOCATION     STOCK     EQUITY   SMALL CAP  SECURITIES   INCOME     STOCK    GROWTH
                          SUBACCT.    SUBACCT.    SUBACCT.   SUBACCT.  SUBACCT.    SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.
                         ----------  ----------  ----------- --------- ---------  ----------  --------- --------- --------
Units outstanding at
 1/1/94.................        --         --           --         --        --         --          --        --      --
Units purchased.........  1,524,000  1,344,568    1,543,161    723,486   702,507    454,189         --        --  177,498
Units redeemed and
 transferred............     (1,325)   (14,895)     (98,450)    16,725   (29,464)    (3,679)        --        --    5,289
                         ----------  ---------    ---------  --------- ---------  ---------   --------- --------- -------
Units outstanding at
 12/31/94...............  1,522,675  1,329,673    1,444,711    740,211   673,043    450,510         --        --  182,787
Units purchased.........  4,371,335  1,693,308    2,026,680  1,603,267 1,864,220  3,076,825   1,404,730 1,288,344 250,284
Units redeemed and
 transferred............ (2,377,852)   290,527      135,432    464,589    40,241   (871,235)    381,350   323,652   9,701
                         ----------  ---------    ---------  --------- ---------  ---------   --------- --------- -------
Units outstanding at
 12/31/95...............  3,516,158  3,313,508    3,606,823  2,808,067 2,577,504  2,656,100   1,786,080 1,611,996 442,772
                         ==========  =========    =========  ========= =========  =========   ========= ========= =======

3. TAXES
Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGES
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' individual account as a charge for assuming certain mortality and expense risks. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first ten policy years PFL Life imposes a daily distribution financing charge equal to an annual rate of .25% of the value of the contract owners' account.

--------------------------------------------------------------------------------

5. NET ASSETS
At December 31, 1995 contract owners' equity was comprised of:

                                                    T. ROWE    QUEST     QUEST               T. ROWE   T. ROWE
                                         MANAGED     PRICE      FOR       FOR       U.S.      PRICE     PRICE
                                MONEY     ASSET      INT'L     VALUE     VALUE   GOVERNMENT  EQUITY    GROWTH
                               MARKET   ALLOCATION   STOCK    EQUITY   SMALL CAP SECURITIES  INCOME     STOCK    GROWTH
                     TOTAL    SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT.
                  ----------- --------- ---------- --------- --------- --------- ---------- --------- --------- ---------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..  $29,138,150 3,703,236 3,589,448  3,500,830 3,296,291 2,685,262 2,849,575  2,070,229 1,997,836 5,445,443
Adjustment for
 appreciation to
 market value...    2,391,915       --    336,197    187,288   455,486   220,590   127,706    223,319   178,431   662,898
                  ----------- --------- ---------  --------- --------- --------- ---------  --------- --------- ---------
Total Contract
 Owners'
 Equity.........  $31,530,065 3,703,236 3,925,645  3,688,118 3,751,777 2,905,852 2,977,281  2,293,548 2,176,267 6,108,341
                  =========== ========= =========  ========= ========= ========= =========  ========= ========= =========

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                        YEAR ENDED DECEMBER 31 OR COMMENCEMENT
                                             OF OPERATIONS TO DECEMBER 31
                                        ---------------------------------------
                                                1995                1994
                                        --------------------- -----------------
                                         PURCHASES    SALES   PURCHASES  SALES
                                        ----------- --------- --------- -------
Endeavor Series Trust
 Money Market Portfolio................ $ 4,608,764 2,453,849 1,891,995 343,613
 Managed Asset Allocation Portfolio....   2,731,032   515,801 1,381,275  67,003
 T. Rowe Price International Stock
  Portfolio............................   2,367,406   284,815 1,561,048 130,221
 Quest for Value Equity Portfolio......   2,736,494   231,712   763,450  15,030
 Quest for Value Small Cap Portfolio...   2,238,358   226,676   732,076  67,671
 U.S. Government Securities Portfolio..   3,503,308 1,185,517   450,063   4,688
 T. Rowe Price Equity Income Portfo-
  lio..................................   2,117,452    53,368       --      --
 T. Rowe Price Growth Stock Portfolio..   2,057,525    72,600       --      --
WRL Series Fund, Inc.
 Growth Portfolio......................   4,030,195   438,948 1,912,778 147,238
                                        ----------- --------- --------- -------
                                        $26,390,534 5,463,286 8,692,685 775,464
                                        =========== ========= ========= =======

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